Operating Expenses and other Revenues (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tax on Services (ISS)	R$ (12,559)	R$ (5,457)	R$ (3,895)
Social Integration Program (PIS)	(62,139)	(53,367)	(33,953)
Tax for Social Security Financing (Cofins)	336,111	288,745	187,586
Other tax expenses	(92,995)	(82,400)	(50,613)
Total Tax Expenses	R$ (503,804)	R$ (429,969)	R$ (276,047)